Schedule I - Condensed Financial Information of Registrant (Parent Company) - Narrative (Details) - Parent Company	12 Months Ended
Sep. 30, 2018 USD ($)
Guarantee Obligations
Surety bonds indemnified	$ 70,300,000
Maximum amount authorized to guarantee obligations to suppliers and customers	500,000,000
Current carrying value	$ 448,500,000